EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

The computation of basic earnings (loss) per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2021	2020	2019
Basic earnings (loss) per share:
Net income/(loss) available to stockholders	164,343	(224,425)	89,177
Diluted earnings (loss) per share:
Net income/(loss) available to stockholders	164,343	(224,425)	89,177
Interest and other expenses/(gains) attributable to convertible notes	16,166	—	(304)
Net income/(loss) assuming dilution	180,509	(224,425)	88,873

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2021	2020	2019
Basic earnings per share:
Weighted average number of common shares outstanding*	122,141	108,972	107,614
Diluted earnings per share:
Weighted average number of common shares outstanding*	122,141	108,972	107,614
Effect of dilutive share options	—	—	81
Effect of dilutive convertible notes	17,242	—	1
Weighted average number of common shares outstanding assuming dilution	139,383	108,972	107,696

	Year ended December 31,
	2021	2020	2019
Basic earnings/(loss) per share:	$1.35	$(2.06)	$0.83
Diluted earnings/(loss) per share:	$1.30	$(2.06)	$0.83

*The weighted average number of common shares outstanding excludes 8,000,000 shares initially issued and loaned as part of a share lending arrangement originally relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. After the maturity of these bonds, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into its custody. The weighted average number of common shares outstanding also excludes 3,765,842 shares issued as of December 31, 2021 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These 3,765,842 shares, which were issued and loaned, are owned by the Company and are to be returned on or before maturity of the bonds in 2023, pursuant to the terms of the applicable share lending arrangement, although the Company may enter into additional lending arrangements in respect of these shares upon the maturity of the existing lending arrangement. (See also Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).
In October 2021, the Company redeemed the full amount outstanding under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was fully satisfied in cash. During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million from the 5.75% senior unsecured convertible bonds due 2021. As of December 31, 2021, the principal amounts of the repurchased bonds were anti-dilutive, assuming if converted, at the start of the period.

As of December 31, 2020, the outstanding balances on the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.

As of December 31, 2019, the outstanding balances on the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.